Loss Per Share Attributable to Ordinary Equity Holders of the Company (Details) - Schedule of Loss Per Share Basic and Diluted - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted loss per share
Basic loss per share	$ (17.92)	$ (102.43)	$ (143.21)
Loss
Loss attributable to the equity shareholders of the Company	$ 172,600,513	$ 49,441,815	$ 30,932,005
Number of shares
Weighted-average number of ordinary shares		482,689	215,983